Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended					1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 2013	Dec. 31, 2012 2014	Dec. 31, 2012 Omnibus Plan	Dec. 31, 2012 Restricted Stock Omnibus Plan	Dec. 31, 2011 Restricted Stock Omnibus Plan	Dec. 31, 2012 Stock Option Omnibus Plan	Dec. 31, 2011 Stock Option Omnibus Plan	Feb. 11, 2011 Phantom Stock Agreement	Mar. 31, 2011 Phantom Stock Agreement Omnibus Plan	Dec. 31, 2012 Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future grant					1,200,000
Stock-based compensation expense	$ 309,000	$ 1,873,000				$ 4,000	$ 34,000	$ 305,000	$ 1,500,000	$ 290,000	$ 290,000
Stock issued under phantom stock agreements		290,000								27,000	27,000
Options outstanding and unexercised	487,314	627,419			487,414
Options outstanding and unexercised, weighted average price	$ 10.75				$ 10.75
Options outstanding and unexercised, expiry period					7 years
Options outstanding and unexercised, vesting period					3 years	1 year
Remaining unamortized amounts			336,000	21,000
Restricted stock awards granted					3,507	3,507						0
Fair value of stock granted						$ 38,000